Investment Strategy	Apr. 30, 2025
T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG MARA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE MARA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE PLTR DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG ARM DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG SHOP DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE SHOP DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE AMD DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE BA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG SNOW DAILY TARGET ETFS
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE SNOW DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include the REX Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG AVGO DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE AVGO DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG PANW DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE PANW DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG TSM DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE TSM DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG SQ DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE SQ DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE COIN DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE APPLE DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.